UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American National Bank and Trust Company
           -----------------------------------------------------
Address:   628 Main Street
           Danville, VA 24541
           -----------------------------------------------------

Form 13F File Number: 28-06978
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Danny K. Wrenn
        -------------------------
Title:  Senior Vice President and Senior Trust Officer
        -------------------------
Phone:  (434) 773-2245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Danny K. Wrenn                    Danville, VA                    10/10/2007
------------------                    ------------                    ----------
   [Signature]                        [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          151
                                         -----------
Form 13F Information Table Value Total:     $195,895
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
TRANSOCEAN SEDCO FOREX INC                      G90078109     4068   35985 SH       SOLE              19990  15520  475
TRANSOCEAN SEDCO FOREX INC                      G90078109       22     200 SH       DEFINED               0    200    0
AT&T INC                                        00206R102      879   20778 SH       SOLE              15826   4952    0
AT&T INC                                        00206R102      144    3405 SH       DEFINED            1492   1913    0
ABBOTT LABORATORIES                             2824100        469    8750 SH       SOLE               2300   6450    0
ABBOTT LABORATORIES                             2824100         21     400 SH       DEFINED               0    400    0
ADOBE SYSTEM INC                                00724F101     2174   49825 SH       SOLE              25650  23475  700
ADOBE SYSTEM INC                                00724F101       17     400 SH       DEFINED               0    400    0
ALLTEL CORPORATION                              20039103       483    6939 SH       SOLE               2240   4699    0
ALTRIA GROUP INC                                02209S103     1021   14695 SH       SOLE              10260   4435    0
ALTRIA GROUP INC                                02209S103      561    8081 SH       DEFINED            3850   4231    0
AMERICA MOVIL S.A.B.                            02364W105     1536   24000 SH       SOLE              13225  10375  400
AMERICA MOVIL S.A.B.                            02364W105        9     150 SH       DEFINED               0    150    0
AMERICAN ELECTRIC POWER CO                      25537101       248    5392 SH       SOLE               4242   1150    0
AMERICAN NATIONAL BANKSHARES                    27745108      7892  355375 SH       SOLE             250255 105120    0
AMERICAN NATIONAL BANKSHARES                    27745108       424   19097 SH       DEFINED           17687   1410    0
APPLE INC                                       37833100      4208   27425 SH       SOLE              17225   9900  300
APPLE INC                                       37833100        19     125 SH       DEFINED               0    125    0
AUTODESK INC                                    52769106      3860   77250 SH       SOLE              40000  36400  850
AUTODESK INC                                    52769106        37     750 SH       DEFINED             300    450    0
BB&T CORP                                       54937107      2246   55644 SH       SOLE              47294   8350    0
BB&T CORP                                       54937107      1492   36950 SH       DEFINED             567  36383    0
BP PLC ADR                                      55622104      1174   16931 SH       SOLE              16011    920    0
BP PLC ADR                                      55622104        36     528 SH       DEFINED               0    528    0
BANK OF AMERICA CORP                            60505104      2334   46439 SH       SOLE              32991  13448    0
BANK OF AMERICA CORP                            60505104        35     700 SH       DEFINED             300    400    0
BRISTOL-MYERS SQUIBB                            110122108     1229   42671 SH       SOLE              40996   1675    0
BROWN & BROWN                                   115236101     1765   67150 SH       SOLE              37850  28300 1000
BROWN & BROWN                                   115236101        5     200 SH       DEFINED             200      0    0
CABELAS                                         126804301      986   41750 SH       SOLE              31975   8675 1100
CALAMOS CONVERTIBLE                             128117108      219   12749 SH       SOLE              12749      0    0
OPPORTUNITIES & INCOME FUND
CAPITAL ONE FINANCIAL CORP                      14040H105     3392   51071 SH       SOLE              27553  23018  500
CAPITAL ONE FINANCIAL CORP                      14040H105      102    1550 SH       DEFINED             150   1400    0
CHEVRON CORPORATION                             166764100     1496   15993 SH       SOLE              10322   5671    0
CHEVRON CORPORATION                             166764100       37     400 SH       DEFINED             400      0    0
CITIGROUP INC COM                               172967101      539   11565 SH       SOLE               8937   2628    0
CITIGROUP INC COM                               172967101       87    1867 SH       DEFINED             233   1634    0
COCA COLA CO    COM                             191216100     1788   31127 SH       SOLE              24677   6450    0
COLGATE PALMOLIVE COMPANY                       194162103      730   10239 SH       SOLE               6157   4082    0
CONOCOPHILLIPS COM                              20825C104     3597   40992 SH       SOLE              22608  18009  375
CONOCOPHILLIPS COM                              20825C104      187    2136 SH       DEFINED              50   2086    0
DARDEN RESTAURANTS INC                          237194105      200    4800 SH       SOLE               4800      0    0
DENTSPLY INTERNATIONAL INC                      249030107     2214   53200 SH       SOLE              30550  21850  800
DENTSPLY INTERNATIONAL INC                      249030107       18     450 SH       DEFINED               0    450    0
DOMINION RES INC VA NEW                         25746U109      453    5383 SH       SOLE               3579   1804    0
DOMINION RES INC VA NEW                         25746U109       25     300 SH       DEFINED             200    100    0
DUKE ENERGY HOLDING CORP                        26441C105     2243  120078 SH       SOLE              75978  42400 1700
DUKE ENERGY HOLDING CORP                        26441C105       32    1760 SH       DEFINED             200   1560    0
EDISON INTERNATIONAL                            281020107      349    6300 SH       SOLE               5200   1100    0
EMERSON ELECTRIC CO                             291011104      351    6600 SH       SOLE               5800    800    0
EQUIFAX INC     COM                             294429105      482   12650 SH       SOLE               2000  10650    0
EXXON MOBIL CORP COM                            30231G102     8320   89896 SH       SOLE              56596  33300    0
EXXON MOBIL CORP COM                            30231G102      593    6412 SH       DEFINED            4812   1600    0
FLUOR CORP NEW                                  343412102     2094   14550 SH       SOLE               7900   6425  225
FORTUNE BRANDS INC   COM                        349631101      320    3928 SH       SOLE               1928   2000    0
GENENTECH INC                                   368710406     2462   31565 SH       SOLE              19665  11300  600
GENENTECH INC                                   368710406       27     350 SH       DEFINED             100    250    0
GENERAL ELECTRIC COMPANY                        369604103     9639  232834 SH       SOLE             150411  81823  600
GENERAL ELECTRIC COMPANY                        369604103      167    4055 SH       DEFINED            1100   2955    0
GENERAL MILLS INC                               370334104      394    6800 SH       SOLE               6800      0    0
GENTEX CORP                                     371901109     3665  171041 SH       SOLE             104716  64225 2100
GENTEX CORP                                     371901109       35    1650 SH       DEFINED             600   1050    0
HEWLETT PACKARD CO                              428236103      500   10050 SH       SOLE               1000   9050    0
HONEYWELL INTL INC COM                          438516106      275    4626 SH       SOLE                500   4126    0
HOOKER FURNITURE CORP                           439038100     2438  121792 SH       SOLE             121792      0    0
INTERNATIONAL BUSINESS                          459200101      622    5284 SH       SOLE               3134   2150    0
MACHINES CORP
INTERNATIONAL BUSINESS                          459200101       58     500 SH       DEFINED             500      0    0
MACHINES CORP
ISHARES CHINA FUND                              464287184     1462    8125 SH       SOLE               5521   2604    0
ISHARES CHINA FUND                              464287184       15      85 SH       DEFINED              85      0    0
I SHARES TR S & P 500 INDEX                     464287200      431    2821 SH       SOLE               2441    380    0
FUND
INTERNATIONAL EQUITY  FUND                      464287465     6188   74926 SH       SOLE              56223  18694    9
INTERNATIONAL EQUITY  FUND                      464287465       24     297 SH       DEFINED             297      0    0
SMALL CAP BLENDED STYLE                         464287804     5634   80788 SH       SOLE              42567  36853 1368
EQUITY FUND
SMALL CAP BLENDED STYLE                         464287804        2      39 SH       DEFINED              39      0    0
EQUITY FUND
ETF ISHARES (INTERM GOVT                        464288612     8315   82353 SH       SOLE              58129  24224    0
BOND)
ETF ISHARES (INTERM GOVT                        464288612      318    3150 SH       DEFINED            3150      0    0
BOND)
JOHNSON & JOHNSON   COM                         478160104     1595   24290 SH       SOLE               7566  16724    0
JOHNSON & JOHNSON   COM                         478160104       75    1150 SH       DEFINED             550    600    0
KLA-TENCOR CORPORATION                          482480100     1501   26925 SH       SOLE              14675  11650  600
KLA-TENCOR CORPORATION                          482480100       16     300 SH       DEFINED               0    300    0
KIMBERLY CLARK CORPORATION                      494368103      200    2860 SH       SOLE               2860      0    0
KIMBERLY CLARK CORPORATION                      494368103       14     200 SH       DEFINED               0    200    0
KRAFT FOODS INC                                 50075N104      332    9641 SH       SOLE               6577   3064    0
KRAFT FOODS INC                                 50075N104      216    6281 SH       DEFINED            3355   2926    0
LABORATORY CORP OF AMERICA                      50540R409     3535   45200 SH       SOLE              23950  20650  600
HLDGS
LABORATORY CORP OF AMERICA                      50540R409       23     300 SH       DEFINED               0    300    0
HLDGS
ELI LILLY & CO                                  532457108      370    6500 SH       SOLE               6500      0    0
LOWES COMPANY INC                               548661107     3484  124362 SH       SOLE              78390  44616 1356
LOWES COMPANY INC                               548661107       27     994 SH       DEFINED             344    650    0
MCDONALDS CORP    COM                           580135101      272    5000 SH       SOLE               4600    400    0
MCGRAW HILL COMPANIES INC                       580645109     2382   46800 SH       SOLE              27550  18250 1000
MCGRAW HILL COMPANIES INC                       580645109       38     750 SH       DEFINED             150    600    0
MERCK & CO INC    COM                           589331107     1360   26330 SH       SOLE              10855  15475    0
MERCK & CO INC    COM                           589331107       93    1815 SH       DEFINED             615   1200    0
MILLIPORE CORP                                  601073109     2806   37025 SH       SOLE              21225  15250  550
MILLIPORE CORP                                  601073109       34     450 SH       DEFINED             150    300    0
MONSANTO COMPANY                                61166W101     6239   72773 SH       SOLE              43848  28125  800
MONSANTO COMPANY                                61166W101      195    2276 SH       DEFINED            1626    650    0
NATIONAL OILWELL VARCO INC                      637071101     5483   37950 SH       SOLE              22325  15225  400
NATIONAL OILWELL VARCO INC                      637071101       43     300 SH       DEFINED               0    300    0
NORFOLK SOUTHERN CORP                           655844108      773   14900 SH       SOLE              13700   1200    0
NORFOLK SOUTHERN CORP                           655844108       31     600 SH       DEFINED             600      0    0
NUCOR                                           670346105     2890   48600 SH       SOLE              27450  20150 1000
NUCOR                                           670346105       20     350 SH       DEFINED             100    250    0
PAYCHEX INC COM                                 704326107     2532   61780 SH       SOLE              31335  29615  830
PAYCHEX INC COM                                 704326107       17     425 SH       DEFINED               0    425    0
PEPSICO INC     COM                             713448108     2817   38463 SH       SOLE              23090  15373    0
PEPSICO INC     COM                             713448108       90    1235 SH       DEFINED             435    800    0
PFIZER INC     COM                              717081103     1490   60999 SH       SOLE              46499  14500    0
PFIZER INC     COM                              717081103       63    2600 SH       DEFINED            2500    100    0
PHARMACEUTICAL PRODUCT                          717124101     3339   94255 SH       SOLE              54405  38700 1150
DEVELOPMENT
PHARMACEUTICAL PRODUCT                          717124101       25     725 SH       DEFINED               0    725    0
DEVELOPMENT
PRECISION CASTPARTS CORP                        740189105     5878   39725 SH       SOLE              22625  16600  500
PRECISION CASTPARTS CORP                        740189105       36     250 SH       DEFINED               0    250    0
T ROWE PRICE INC                                74144T108     1542   27700 SH       SOLE              15200  12000  500
T ROWE PRICE INC                                74144T108       16     300 SH       DEFINED               0    300    0
PROCTER & GAMBLE CO   COM                       742718109     3743   53219 SH       SOLE              34362  18857    0
PROCTER & GAMBLE CO   COM                       742718109      144    2050 SH       DEFINED             450   1600    0
LARGE CAP BLENDED STYLE  S&P                    78462F103      523    3429 SH       SOLE               2955    450   24
500 FUND
SCHERING PLOUGH CORP  COM                       806605101      207    6570 SH       SOLE               2620   3950    0
SCHLUMBERGER LTD                                806857108      549    5231 SH       SOLE               4865    366    0
SOUTHERN COMPANY    COM                         842587107      878   24221 SH       SOLE              17918   6303    0
SOUTHERN COMPANY    COM                         842587107        1      40 SH       DEFINED              40      0    0
SPECTRA ENERGY CORP                             847560109      220    9007 SH       SOLE               9007      0    0
SPECTRA ENERGY CORP                             847560109        4     180 SH       DEFINED               0    180    0
STATE STREET BANK CORP                          857477103      306    4500 SH       SOLE                500   4000    0
SUNCOR ENERGY INC                               867229106     2068   21815 SH       SOLE              13040   8475  300
SUNCOR ENERGY INC                               867229106       28     300 SH       DEFINED              50    250    0
SUNTRUST BANKS, INC.                            867914103      259    3423 SH       SOLE                500   2923    0
SUNTRUST BANKS, INC.                            867914103     2715   35888 SH       DEFINED               0  35888    0
TEVA PHARMACEUTICAL IND                         881624209     4247   95525 SH       SOLE              58075  36350 1100
TEVA PHARMACEUTICAL IND                         881624209       62    1400 SH       DEFINED             400   1000    0
TRACTOR SUPPLY CO                               892356106     1843   40000 SH       SOLE              24100  15300  600
TRACTOR SUPPLY CO                               892356106       19     425 SH       DEFINED             100    325    0
UST INC      COM                                902911106      319    6450 SH       SOLE               5850    600    0
UNITED TECHNOLOGIES CORP COM                    913017109     3815   47421 SH       SOLE              25490  21331  600
UNITED TECHNOLOGIES CORP COM                    913017109       36     450 SH       DEFINED             100    350    0
VERIZON COMMUNICATIONS INC                      92343V104      463   10461 SH       SOLE               8947   1514    0
VERIZON COMMUNICATIONS INC                      92343V104       77    1758 SH       DEFINED            1298    460    0
VODAFONE GROUP PLC   ADR                        92857W209      217    6007 SH       SOLE               6007      0    0
VODAFONE GROUP PLC   ADR                        92857W209        3      87 SH       DEFINED               0     87    0
WACHOVIA CORP                                   929903102     3226   64344 SH       SOLE              52887  11457    0
WACHOVIA CORP                                   929903102      322    6430 SH       DEFINED             650   5780    0
WASHINGTON MUTUAL   INC                         939322103     1349   38225 SH       SOLE              20075  17450  700
WASHINGTON MUTUAL   INC                         939322103        6     175 SH       DEFINED             125     50    0
WELLS FARGO & CO NEW                            949746101      482   13550 SH       SOLE               2150  11400    0
WHOLE FOOD MARKET INC                           966837106      704   14400 SH       SOLE              10775   2625 1000
WYETH COM                                       983024100      699   15706 SH       SOLE               9306   6400    0
WYETH COM                                       983024100       35     800 SH       DEFINED             800      0    0
ZIMMER HLDGS INC                                98956P102     2479   30610 SH       SOLE              20001  10326  283
ZIMMER HLDGS INC                                98956P102       22     280 SH       DEFINED               0    280    0